Long-Term Debt	12 Months Ended
Dec. 31, 2015
Long-Term Debt [Abstract]
Long-Term Debt

7. Long-Term Debt

Facility	2015	2014
Credit Facilities……………………………	538,208	732,130
Term Bank Loans…………………………	861,886	686,206
Total…………………………………	1,400,094	1,418,336
Less – current portion…………….	(319,560)	(228,492)
Long-term portion…………………	1,080,534	1,189,844

Credit facilities

As at December 31, 2015, the Company had five open reducing revolving credit facilities, all of which are reduced in semi-annual installments, and two open facilities which have both a reducing revolving credit component and a term bank loan component, with balloon payments due at maturity between January 2016 and April 2019. At December 31, 2015, there was no available unused amount.

On July 7, 2015, as part of its refinancing program, the Company repaid $46,488 to a lender for debt approaching maturity relating to the vessels Socrates and Selecao. The outstanding balance of the loan facility at the repayment date was $49,800, leaving a total net gain of $3,208 (after deducting breakage costs of $104), which is included within Interest and finance costs, net.

On July 15 and 16, 2015, the Company prepaid an amount of $5,271 and $17,923, respectively, to lenders due to sale of the handysize tanker Delphi and the sale of the suezmax tanker Triathlon (Note 5).

Interest is payable at a rate based on LIBOR plus a margin. At December 31, 2015, interest on these facilities ranged from 1.02% to 5.19%.

Term bank loans

Term loan balances outstanding at December 31, 2015, amounted to $861,886. These bank loans are payable in U.S. Dollars in quarterly or semi-annual installments with balloon payments due at maturity between May 2016 and February 2025. Interest rates on the outstanding loans as at December 31, 2015, are based on LIBOR plus a spread.

On April 22, 2015, the Company signed a new five-year term bank loan for $35,190 relating to the pre and post delivery financing of the first LR1 tanker under construction. The first drawdown of $7,038 was made on April 23, 2015, for the payment of the second installment to the ship building yard. The loan is repayable in ten consecutive semi-annual installments of $977.5, commencing six months after the delivery of the vessel, plus a balloon of $25,415 payable together with the last installment.

On April 22, 2015, the Company signed a new seven-year term bank loan for $35,190 relating to the pre and post delivery financing of the second LR1 tanker under construction. The first drawdown of $7,038 was made on April 22, 2015, for the payment of the second installment to the ship building yard. The loan is repayable in fourteen consecutive semi-annual installments equal to 1/32nd of the amount drawn under the loan, commencing six months after the delivery of the vessel, plus a balloon sufficient to repay the loan in full.

On May 25, 2015, the Company signed a new eight-year term bank loan for $73,500 relating to the pre and post delivery financing of one shuttle tanker under construction. The first drawdown of $9,800 was made on May 26, 2015, for the payment of the second installment to the ship building yard. The loan is repayable in sixteen consecutive semi-annual installments of $2,300, commencing six months after the delivery of the vessel, plus a balloon of $36,700 payable together with the last installment.

On July 29, 2015, the Company signed a new six-year term bank loan for $46,217 relating to the re-financing of the two panamax tankers, Socrates and Selecao and on the same date drew down the full amount. The loan is repayable in twelve consecutive semi-annual installments of $2,310.87, commencing six months after the initial borrowing date, plus a balloon of $18,487 payable together with the last installment.

On October 22, 2015, the Company signed a new seven-year term bank loan for $39,900 relating to the financing of a 2009-built suezmax tanker Pentathlon. The loan was drawn down on November 5, 2015. The loan is repayable in fourteen consecutive semi-annual installments of $1,813.64, commencing six months after the drawdown date, plus a balloon of $14,509 payable together with the last installment.

On November 27, 2015, the Company signed a new four and a half year term bank loan for $82,775 relating to the refinancing of the debt maturity of the suezmax tanker, Silia T,the panamax tanker Andes and three handysize tankers Didimon, Byzantion and Bosporos. The loan was drawn down into two tranches with the first on December 1, 2015 amounting to $51,625 and the second on January 11, 2016 amounting to $31,150. The loan is repayable in nine equal consecutive semi-annual installments of $5,173.55 commencing six months after the final drawdown date, plus a balloon of $36,213 payable together with the last installment. On January 12, 2016 the Company made a balloon payment of $47,147 for the repayment of the loan of the handysize tankers Byzantion and Bosporos.

On December 30, 2015, the Company signed a new seven-year term bank loan for $44,800 relating to the financing of the 2012-built suezmax tanker Decathlon. The loan was drawn on February 5, 2016. The loan is repayable in fourteen equal semi-annual installments of $1,600, commencing six months after the drawdown date, plus a balloon of $22,400 payable together with the last installment.

At December 31, 2015, interest on these term bank loans ranged from 2.02% to 4.07%.

The weighted-average interest rates on the above executed loans for the applicable periods were:

Year ended December 31, 2015……………………...2.30%
Year ended December 31, 2014……………………...2.23%
Year ended December 31, 2013……………………...2.49%

Loan movements for credit facilities and term loans throughout 2015:

Loan	Origination Date	Original Amount	Balanceat January 1, 2015	New Loans	Repaid	Gain on extinguishment of debt	Balanceat December 31, 2015
Credit facility	2005	220,000	107,955	-	61,385		46,750
Credit facility1	2004	179,384	91,245	-	10,555		80,690
Credit facility2	2006	275,000	101,447	-	28,637		72,810
Credit facility	2005	220,000	58,998	-	11,871		47,127
Credit facility	2006	371,010	211,010	-	20,000		191,010
10-year term loan	2004	71,250	25,782	-	3,125		22,657
Credit facility	2006	70,000	26,875	-	4,375		22,500
Credit facility	2007	120,000	82,500	-	5,000		77,500
10-year term loan	2007	88,350	55,230	-	5,520		49,710
Credit facility	2007	82,000	52,100	-	48,788	3,312	-
10-year term loan	2009	38,600	24,578	-	2,234		22,344
8-year term loan	2009	40,000	26,680	-	2,664		24,016
12 year term loan	2009	40,000	28,750	-	2,500		26,250
10-year term loan	2010	39,000	27,300	-	2,600		24,700
7-year term loan	2010	70,000	51,440	-	4,640		46,800
10-year term loan	2010	43,924	31,053	-	3,218		27,835
9-year term loan	2010	42,100	31,700	-	2,600		29,100
10-year term loan	2011	48,000	36,800	-	3,200		33,600
9-year term loan	2011	48,650	38,920	-	3,243		35,677
8-year term loan	2012	73,600	66,700	-	4,600		62,100
8-year term loan	2011	73,600	66,240	-	4,907		61,333
7-year term loan	2013	18,000	16,500	-	1,305		15,195
7-year term loan	2014	42,000	42,000	-	2,800		39,200
6-year term loan	2014	193,239	25,610	25,610	25,610	-	51,220
6-year term loan	2014	39,000	39,000	-	2,600		36,400
7-year term loan	2014	38,800	5,172	-	-		5,172
6-year term loan	2014	78,744	10,344	5,172	-		15,516
6-year term loan	2014	39,954	5,172	-	-		5,172
19-month term loan	2014	52,195	31,235	20,960	-		52,195
5-year term loan	2015	35,190	-	16,423	-		16,423
7-year term loan	2015	35,190	-	11,730	-		11,730
7-year term loan	2015	39,900	-	39,900	-		39,900
5-year term loan	2015	82,775	-	51,625	-		51,625
6-year term loan	2015	46,217	-	46,217	-		46,217
8-year term loan	2015	73,500	-	9,800	-		9,800
Total			1,418,336	227,336	242,367	3,312	1,400,094

1This credit facility includes a fixed interest rate portion amounting to $32,132 as at December 31, 2015.

2The Company contemplates selling two of its vessels (Eurochampion and Euronike) secured under this credit facility within 2016 and accordingly, an amount of approximately $53 million is classified under current portion of long-term debt.

The above revolving credit facilities and term bank loans are secured by first priority mortgages on all vessels owned by our subsidiaries, by assignments of earnings and insurances of the respectively mortgaged vessels, and by corporate guarantees of the relevant ship-owning subsidiaries.

The loan agreements include, among other covenants, covenants requiring the Company to obtain the lenders’ prior consent in order to incur or issue any financial indebtedness, additional borrowings, pay dividends in an amount more than 50% of cumulative net income (as defined in the related agreements), sell vessels and assets, and change the beneficial ownership or management of the vessels. Also, the covenants require the Company to maintain a minimum liquidity, not legally restricted, of $74,110 at December 31, 2015 and $79,563 at December 31, 2014, a minimum hull value in connection with the vessels’ outstanding loans and insurance coverage of the vessels against all customary risks. Three loan agreements require the Company to maintain throughout the security period, an aggregate credit balance in a deposit account of $3,250. Two loan agreements require a monthly pro rata transfer to retention account of any principal due but unpaid.

As at December 31, 2015, the Company and its wholly owned subsidiaries were compliant with the financial covenants in its loan agreements, including the leverage ratio and the value-to-loan requirements and all other terms and covenants.

The Company’s liquidity requirements relate primarily to servicing its debt, funding the equity portion of investments in vessels and funding expected capital expenditure on dry-dockings and working capital. As of December 31, 2015 and December 31, 2014, the Company’s working capital (non-restricted net current assets), amounted to a $34,984 and $(49,817) respectively.

The annual principal payments required to be made after December 31, 2015, are as follows:

Period/Year	Amount
2016……………………………………………………………………………………	319,560
2017……………………………………………………………………………………	202,121
2018……………………………………………………………………………………	286,281
2019……………………………………………………………………………………	178,327
2020 ………….……………………………………………………………………….	137,278
2021 and thereafter…………..…………………………………………………………	276,527
1,400,094

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